Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEOs(1)			Compensation Actually Paid to PEOs(2)			Average Summary Compen-sation Table Total for Non-PEO NEOs(1)(3)	Average Compen-sation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:			Net Income(6)	FFO per share – diluted, as adjusted (7)

	PEO#1	PEO#2	PEO#3	PEO#1	PEO#2	PEO#3			ARE TSR (4)	FTSE Health Care TSR(5)	FTSE Office TSR(5)
2023	$15,485,330	$9,869,367	—	$12,940,456	$7,260,065	—	$7,725,976	$6,862,308	$88.9	$93.0	$63.3	$280,994,000	$8.97
2022	$13,035,517	$9,289,388	$7,231,836	$5,240,793	$1,066,125	$(874,179)	$7,931,051	$3,771,122	$97.8	$81.6	$62.1	$670,701,000	$8.42
2021	$12,701,393	$8,274,131	$8,320,228	$20,240,869	$15,720,892	$15,766,043	$7,301,308	$10,927,591	$145.1	$104.9	$99.5	$654,282,000	$7.76
2020	$11,788,493	$8,040,857	$8,089,773	$16,477,994	$11,907,425	$11,957,114	$5,499,035	$7,052,360	$113.3	$90.1	$81.6	$827,171,000	$7.30

Company Selected Measure Name	FFO per share – diluted, as adjusted (7)
Peer Group Issuers, Footnote	The peer group used for this purpose is the group of companies included in the FTSE Nareit Equity Health Care Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2023. We have selected a new peer group that more accurately reflects our core business and strategic emphasis on laboratory and life science properties. The FTSE Nareit Equity Health Care Index, comprising REITs that focus on the ownership, operation, and leasing of healthcare facilities — including hospitals, laboratories, and medical offices — provides a better alignment with our primary business operations than the previously used FTSE Nareit Equity Office Index. By selecting the new index as our peer group, we align our performance evaluation with companies that face similar operational dynamics and are similarly affected by fluctuations in the macroeconomic environment, providing for a more meaningful and equitable comparison. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our NEOs is described under “Compensation Peer Group” on page 62.
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported for performance year 2023 in the “Summary Compensation Table” on page 98, in accordance with the requirements of Item 402(v) of Regulation S-K. See the “Pay Versus Performance” section on page 110 of the proxy statement for our 2023 annual meeting of stockholders for the adjustments made to determine compensation actually paid for prior years.

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Add: Dividend Paid on Unvested Stock During Covered Year	Add: Pension Plan Service Cost	Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compensation From Summary Compensation Table	Less: Grant Date Fair Value of Stock Awards From Summary Compensation Table	Add: Year-End Fair Value of Stock Awards Granted in Covered Year	Add: Change in Fair Value From Prior Year-End of Stock Awards Granted in Prior Years	Add: Grants Made in Covered Year: Fair Value on Vesting Date	Add: Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End
PEO#1	2023	$15,485,330	$8,089,293	$6,354,216	$(2,211,544)	$379,965	$364,238	$657,544	$—	$—	$12,940,456

PEO#2	2023	$9,869,367	$7,222,595	$5,519,439	$(2,279,728)	$621,855	$263,221	$526,921	$—	$(38,415)	$7,260,065

PEO#3	2023	—	—	—	—	—	—	—	—	—	—

Non-PEO NEOs	2023	$7,725,976	$5,613,769	$5,325,824	$(865,337)	$—	$(65,532)	$378,618	$—	$(23,472)	$6,862,308

Non-PEO NEO Average Total Compensation Amount	$ 7,725,976	$ 7,931,051	$ 7,301,308	$ 5,499,035
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,862,308	3,771,122	10,927,591	7,052,360
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported for performance year 2023 in the “Summary Compensation Table” on page 98, in accordance with the requirements of Item 402(v) of Regulation S-K. See the “Pay Versus Performance” section on page 110 of the proxy statement for our 2023 annual meeting of stockholders for the adjustments made to determine compensation actually paid for prior years.

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Add: Dividend Paid on Unvested Stock During Covered Year	Add: Pension Plan Service Cost	Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compensation From Summary Compensation Table	Less: Grant Date Fair Value of Stock Awards From Summary Compensation Table	Add: Year-End Fair Value of Stock Awards Granted in Covered Year	Add: Change in Fair Value From Prior Year-End of Stock Awards Granted in Prior Years	Add: Grants Made in Covered Year: Fair Value on Vesting Date	Add: Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End
PEO#1	2023	$15,485,330	$8,089,293	$6,354,216	$(2,211,544)	$379,965	$364,238	$657,544	$—	$—	$12,940,456

PEO#2	2023	$9,869,367	$7,222,595	$5,519,439	$(2,279,728)	$621,855	$263,221	$526,921	$—	$(38,415)	$7,260,065

PEO#3	2023	—	—	—	—	—	—	—	—	—	—

Non-PEO NEOs	2023	$7,725,976	$5,613,769	$5,325,824	$(865,337)	$—	$(65,532)	$378,618	$—	$(23,472)	$6,862,308

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Funds from operations per share – diluted, as adjusted
•Funds from operations per share multiple compared to FTSE Nareit Equity Office Index constituents
•Total shareholder return
•Relative TSR compared to FTSE Nareit Equity Office Index constituents
•Adjusted EBITDA margin
•Net debt to Adjusted EBITDA
•Liquidity

Total Shareholder Return Amount	$ 88.9	97.8	145.1	113.3
Peer Group Total Shareholder Return Amount	93.0	81.6	104.9	90.1
Net Income (Loss)	$ 280,994,000	$ 670,701,000	$ 654,282,000	$ 827,171,000
Company Selected Measure Amount	8.97	8.42	7.76	7.30
Additional 402(v) Disclosure	Amounts represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the “Summary Compensation Table” on page 98 in each applicable year.TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.Net income attributable to Alexandria as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
are_PeerGroupTotalShareholderReturnAmountTwo	$ 63.3	$ 62.1	$ 99.5	$ 81.6
Measure:: 1
Pay vs Performance Disclosure
Name	Funds from operations per share – diluted, as adjusted
Non-GAAP Measure Description	As required by Item 402(v) of Regulation S-K, we have determined that funds from operations per share – diluted, as adjusted, is the Company-Selected Measure (as defined in Item 402(v)). Refer to the “Definitions and Reconciliations” section of this Proxy Statement for additional information.
Measure:: 2
Pay vs Performance Disclosure
Name	Funds from operations per share multiple compared to FTSE Nareit Equity Office Index constituents
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR compared to FTSE Nareit Equity Office Index constituents
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin
Measure:: 6
Pay vs Performance Disclosure
Name	Net debt to Adjusted EBITDA
Measure:: 7
Pay vs Performance Disclosure
Name	Liquidity
Joel S. Marcus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,485,330	13,035,517	12,701,393	11,788,493
PEO Actually Paid Compensation Amount	$ 12,940,456	5,240,793	20,240,869	16,477,994
PEO Name	Joel S. Marcus
Peter M. Moglia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,869,367	9,289,388	8,274,131	8,040,857
PEO Actually Paid Compensation Amount	$ 7,260,065	1,066,125	15,720,892	11,907,425
PEO Name	Peter M. Moglia
Stephen A. Richardson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	7,231,836	8,320,228	8,089,773
PEO Actually Paid Compensation Amount	$ 0	$ (874,179)	$ 15,766,043	$ 11,957,114
PEO Name	Stephen A. Richardson
PEO | Joel S. Marcus [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,089,293
PEO | Joel S. Marcus [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,354,216
PEO | Joel S. Marcus [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,211,544)
PEO | Joel S. Marcus [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	379,965
PEO | Joel S. Marcus [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	364,238
PEO | Joel S. Marcus [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	657,544
PEO | Joel S. Marcus [Member] | Pension Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joel S. Marcus [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter M. Moglia [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,222,595
PEO | Peter M. Moglia [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,519,439
PEO | Peter M. Moglia [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,279,728)
PEO | Peter M. Moglia [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	621,855
PEO | Peter M. Moglia [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,221
PEO | Peter M. Moglia [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	526,921
PEO | Peter M. Moglia [Member] | Pension Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter M. Moglia [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,415)
PEO | Stephen A. Richardson [Member] | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Pension Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,613,769
Non-PEO NEO | Stock Awards Unvested at Year End, Year-End Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,325,824
Non-PEO NEO | Stock Awards Unvested at Year End, Year-Over-Year Change in Fair Value of Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(865,337)
Non-PEO NEO | Stock Awards Vested During the Covered Year, Grants Made in Covered Year: Fair Value on Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Vested During the Covered Year, Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,532)
Non-PEO NEO | Dividend Paid on Unvested Stock During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,618
Non-PEO NEO | Pension Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,472)